UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

Annual Report

December 31, 2012

• JNL® Strategic Income Fund LLCSM

JNL PPM America Fund PPM America, Inc.

Manager Commentary: The performance of fixed income securities proved to be strong for 2012 as global easing reduced systemic risk and supported risk assets. The European Central Bank’s (“ECB”) Long Term Refinancing Operations and Outright Monetary Transactions, the aversion of a Greek exit from the Eurozone, and the U.S Federal Reserve’s (“Fed”) announcement of a third round of quantitative easing (“QE3”) all contributed to strong fixed income valuations. For 2013, we expect a range bound continuation of the low interest rate environment due to sub-par economic growth, fiscal austerity to address budgets, and continued support from the central banks. Although the low yield and relatively tight spread environment will likely make capital appreciation more difficult to achieve, we expect corporate securities to remain well bid within the marketplace due to income stability and lower volatility of return when compared with equities. In addition, we anticipate ample relative value opportunities with favorable security selection.

JNL/PPM America Strategic Income Fund

Sector Weightings*:
Financials	18.5%
Consumer Discretionary	16.2
Energy	11.5
Materials	11.4
U.S. Government Agency Mortgage-Backed Securities	9.6
Health Care	4.8
Utilities	4.2
Non-U.S. Government Agency Asset-Backed Securities	4.1
Telecommunication Services	3.2
Industrials	2.8
Consumer Staples	2.3
Government Securities	2.2
Information Technology	1.1
Investment Companies	1.0
Short Term Investments	7.1
Total Investments	100.0%

*Total Investments at December 31, 2012.

Portfolio Manager Commentary: For the period December 3, 2012 through December 31, 2012, JNL/PPM America Strategic Income Fund underperformed its benchmark by posting a return of 0.50% compared to 1.40% for the Barclays Capital U.S. High Yield Index. The Fund outperformed its other benchmark, the Barclays Capital U.S. Aggregate Bond Index, which returned -0.11%.

The Fund is currently overweight in corporate bonds, especially high yield bonds. Despite historically low absolute yield levels, high yield bonds continue to look attractive versus investment grade bonds based on favorable fundamentals, strong investor demand and low default rates. We expect a continuation of the slow growth and low interest rate environment that should keep investors seeking higher yielding bonds. Within the high yield portion of the Fund, we favor bonds in cyclical industries that will perform well as the economy expands. Within the investment grade corporate bond portion of the Fund, the Fund’s biggest overweight is in banking, where higher capital levels and lower business risk should lead to favorable performance. The Fund has a modest weighting in mortgage-backed securities and small allocations to Treasury securities and non-dollar bonds.

Total Return
Since Inception	0.50%
(Inception date December 3, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses.

JNL Strategic Income Fund LLC

Schedule of Investments

December 31, 2012

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.3%
AmeriCredit Automobile Receivables Trust, 2.86%, 01/09/17	$1,000,000	$1,036,329
Banc of America Commercial Mortgage Inc. REMIC, 5.73%, 02/10/51 (b)	450,000	531,251
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	500,000	542,137
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	504,000
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	260,000	273,000
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.73%, 02/12/49 (b)	450,000	527,751
UBS-Barclays Commercial Mortgage Trust, 2.85%, 12/10/45	833,000	856,573
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,276,893)		4,271,041

CORPORATE BONDS AND NOTES - 78.1%
CONSUMER DISCRETIONARY - 16.7%
AMC Networks Inc., 4.75%, 12/15/22	379,000	380,895
Caesars Operating Escrow LLC, 9.00%, 02/15/20 (c)	349,000	349,000
CC Holdings GS V LLC, 3.85%, 04/15/23 (c)	100,000	101,731
CCO Holdings LLC
7.38%, 06/01/20	450,000	499,500
5.13%, 02/15/23	286,000	285,285
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (c)	857,000	892,351
Cinemark USA Inc., 5.13%, 12/15/22 (c)	202,000	204,525
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (c)	300,000	228,000
Delphi Corp., 6.13%, 05/15/21	1,000,000	1,110,000
DISH DBS Corp.
5.88%, 07/15/22	925,000	994,375
5.00%, 03/15/23 (c)	743,000	743,000
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	250,000	250,667
KB Home, 7.50%, 09/15/22	500,000	545,000
Lennar Corp., 4.75%, 12/15/17 (c)	500,000	517,500
MGM Resorts International
6.75%, 10/01/20 (c)	1,250,000	1,276,562
6.63%, 12/15/21	288,000	288,000
NBCUniversal Media LLC
2.88%, 01/15/23	310,000	311,319
4.45%, 01/15/43	180,000	182,275
New Academy Finance Co. LLC, 8.00%, 06/15/18 (c)	134,000	135,675
News America Inc., 6.15%, 02/15/41	140,000	177,322
PVH Corp., 4.50%, 12/15/22	1,203,000	1,215,030
Quebecor Media Inc., 5.75%, 01/15/23 (c)	500,000	526,875
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	500,000	528,750
Shea Homes LP, 8.63%, 05/15/19	500,000	552,500
Starwood Hotels & Resorts Worldwide Inc., 3.13%, 02/15/23	536,000	531,319
Starz LLC, 5.00%, 09/15/19 (c)	500,000	512,500
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (d)	375,000	397,500
Tempur-Pedic International Inc., 6.88%, 12/15/20 (c)	100,000	102,875
Tenneco Inc., 6.88%, 12/15/20	500,000	544,375
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (c)	750,000	774,375
Univision Communications Inc., 6.75%, 09/15/22 (c)	350,000	361,375
WideOpenWest Finance LLC, 10.25%, 07/15/19 (c)	300,000	318,750
Wynn Las Vegas LLC, 7.75%, 08/15/20	850,000	969,000
		16,808,206
CONSUMER STAPLES - 2.3%
Reynolds Group Issuer Inc., 7.88%, 08/15/19	750,000	834,375
Rite Aid Corp., 10.25%, 10/15/19	400,000	456,000
SABMiller Holdings Inc., 3.75%, 01/15/22 (c)	250,000	269,958
US Foods Inc., 8.50%, 06/30/19 (c)	778,000	793,560
		2,353,893
ENERGY - 11.9%
Access Midstream Partners LP, 4.88%, 05/15/23	650,000	659,750
Alpha Natural Resources Inc.
9.75%, 04/15/18	500,000	540,000
6.25%, 06/01/21	600,000	549,000
Arch Coal Inc., 9.88%, 06/15/19 (c)	500,000	520,000
BP Capital Markets Plc, 3.25%, 05/06/22	460,000	484,613
DCP Midstream Operating LP, 2.50%, 12/01/17	745,000	741,031
Ensco Plc, 4.70%, 03/15/21	340,000	382,621
Enterprise Products Operating LLC, 5.95%, 02/01/41	150,000	181,091
EP Energy LLC
6.88%, 05/01/19	700,000	759,500
9.38%, 05/01/20	450,000	507,375
EPE Holdings LLC, 8.13%, 12/15/17 (c)	227,000	225,014
Gulfmark Offshore Inc., 6.38%, 03/15/22 (c)	500,000	515,000
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	127,173
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (d)	500,000	518,750
MarkWest Energy Partners LP, 5.50%, 02/15/23	750,000	813,750
Oil States International Inc., 5.13%, 01/15/23 (c)	111,000	112,526
Plains Exploration & Production Co.
6.50%, 11/15/20	500,000	553,750
6.88%, 02/15/23	1,200,000	1,371,000
SandRidge Energy Inc., 7.50%, 02/15/23	475,000	508,250
Seadrill Ltd., 5.63%, 09/15/17 (c)	750,000	744,375
Transocean Inc., 6.38%, 12/15/21	260,000	315,980
Williams Cos. Inc., 3.70%, 01/15/23	304,000	306,631
WPX Energy Inc., 6.00%, 01/15/22	475,000	511,812
		11,948,992
FINANCIALS - 18.8%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	350,000	464,024
American General Finance Corp. Term Loan, 5.50%, 05/10/17 (b)	1,000,000	993,390
American International Group Inc., 8.25%, 08/15/18	410,000	538,693
Bank of America Corp.
1.50%, 10/09/15	720,000	723,681
8.00% (callable at 100 beginning 01/30/18) (e)	450,000	497,736
8.13% (callable at 100 beginning 05/15/18) (e)	450,000	498,267
Bank of America NA, 6.10%, 06/15/17	510,000	587,649
Barclays Bank Plc, 7.63%, 11/21/22	500,000	499,375
BBVA US Senior SAU, 4.66%, 10/09/15	500,000	512,659
BlackRock Inc., 3.38%, 06/01/22	220,000	233,658
Citigroup Inc.
5.95% (callable at 100 beginning 01/30/23) (e)	1,000,000	1,012,500

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
5.90% (callable at 100 beginning 02/15/23) (e)	1,000,000	1,009,780
CME Group Inc., 3.00%, 09/15/22	370,000	375,419
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	310,000	317,451
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (c)	600,000	594,515
Felcor Lodging LP, 5.63%, 03/01/23 (c)	117,000	116,415
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	470,000	518,615
General Electric Capital Corp.
2.10%, 12/11/19	165,000	165,466
6.75%, 03/15/32	200,000	259,747
7.13% (callable at 100 beginning 06/15/22) (e)	700,000	791,203
Goldman Sachs Group Inc., 6.75%, 10/01/37	125,000	141,666
International Lease Finance Corp.
7.13%, 09/01/18 (c)	500,000	580,000
5.88%, 04/01/19	500,000	526,999
Invesco Finance Plc, 3.13%, 11/30/22	370,000	373,734
JPMorgan Chase & Co.
3.25%, 09/23/22	350,000	360,423
7.90% (callable at 100 beginning 04/30/18) (e)	650,000	736,456
Liberty Property LP, 3.38%, 06/15/23	769,000	760,897
Metropolitan Life Global Funding I, 2.50%, 09/29/15 (c)	620,000	646,757
Morgan Stanley, 4.88%, 11/01/22	400,000	414,158
Murray Street Investment Trust I, 4.65%, 03/09/17	480,000	519,191
Prologis International Funding II, 4.88%, 02/15/20 (c)	440,000	444,091
Santander Holdings USA Inc., 3.00%, 09/24/15	750,000	763,754
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (c)	480,000	490,316
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	352,507
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e)	900,000	1,032,750
		18,853,942
HEALTH CARE - 5.0%
AbbVie Inc.
1.75%, 11/06/17 (c)	570,000	576,200
2.90%, 11/06/22 (c)	280,000	285,147
4.40%, 11/06/42 (c)	330,000	350,834
Aetna Inc., 2.75%, 11/15/22	360,000	357,036
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,025,000
Humana Inc.
3.15%, 12/01/22	348,000	346,061
4.63%, 12/01/42	56,000	56,549
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	378,000
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	296,823
Novartis Capital Corp., 2.40%, 09/21/22	330,000	330,890
VPI Escrow Corp., 6.38%, 10/15/20 (c)	900,000	965,250
		4,967,790
INDUSTRIALS - 2.9%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (c)	1,000,000	985,000
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22	470,000	485,725
Dematic SA, 7.75%, 12/15/20 (c)	227,000	227,000
Hamilton Sundstrand Term Loan, 5.00%, 12/05/19 (b)	227,000	228,986
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (c)	500,000	516,500
Pentair Finance SA, 2.65%, 12/01/19 (c)	250,000	247,390
United Technologies Corp., 4.50%, 06/01/42	200,000	222,232
		2,912,833
INFORMATION TECHNOLOGY - 1.1%
NCR Corp., 4.63%, 02/15/21 (c)	514,000	514,000
Oracle Corp., 2.50%, 10/15/22	360,000	363,243
Seagate HDD Cayman, 7.00%, 11/01/21	225,000	241,313
		1,118,556
MATERIALS - 11.8%
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18 (b)	500,000	504,455
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (c)	225,000	245,250
Cemex Finance LLC, 9.38%, 10/12/22 (c)	950,000	1,068,750
Dow Chemical Co., 4.38%, 11/15/42	350,000	347,730
Eldorado Gold Corp., 6.13%, 12/15/20 (c)	345,000	351,037
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (c)	650,000	663,000
8.25%, 11/01/19 (c)	650,000	692,250
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/15/17 (b)	500,000	503,750
Ineos Finance Plc, 7.50%, 05/01/20 (c)	700,000	733,250
Lafarge SA, 4.75%, 03/23/20, EUR	525,000	727,627
Methanex Corp.
3.25%, 12/15/19	383,000	385,228
5.25%, 03/01/22	289,000	320,536
Momentive Performance Materials Inc., 8.88%, 10/15/20 (c)	400,000	404,000
NewMarket Corp., 4.10%, 12/15/22 (c)	267,000	271,676
Rain CII Carbon LLC, 8.25%, 01/15/21 (c)	200,000	204,500
Rock-Tenn Co., 3.50%, 03/01/20 (c)	500,000	513,197
Samarco Mineracao SA, 4.13%, 11/01/22 (c)	310,000	315,425
Sappi Papier Holding GmbH, 8.38%, 06/15/19 (c)	500,000	546,250
Sawgrass Merger Sub Inc., 8.75%, 12/15/20 (c)	316,000	318,370
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (c)	500,000	510,000
Styrolution Group GmbH, 7.63%, 05/15/16 (d), EUR	300,000	412,817
Taminco Acquisition Corp., 9.13%, 12/15/17 (c)	422,000	416,725
Verso Paper Holdings LLC, 11.75%, 01/15/19	300,000	315,000
Xstrata Finance Canada Ltd.
1.80%, 10/23/15 (c)	690,000	693,747
4.00%, 10/25/22 (c)	250,000	252,702
5.30%, 10/25/42 (c)	125,000	125,475
		11,842,747
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc., 2.63%, 12/01/22	500,000	500,823
Frontier Communications Corp., 7.13%, 03/15/19	350,000	380,625
Hughes Satellite Systems Corp., 6.50%, 06/15/19	500,000	551,250
Sprint Capital Corp.
6.90%, 05/01/19	350,000	381,500
6.88%, 11/15/28	350,000	364,000
Sprint Nextel Corp., 7.00%, 03/01/20 (c)	350,000	406,875
Virgin Media Finance Plc, 4.88%, 02/15/22	750,000	766,875
		3,351,948
UTILITIES - 4.3%
Abu Dhabi National Energy Co., 2.50%, 01/12/18 (c)	373,000	376,730
AES Corp., 7.38%, 07/01/21	600,000	666,000
CMS Energy Corp., 6.25%, 02/01/20	290,000	338,695
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22 (c)	300,000	333,000
GenOn Energy Inc., 9.50%, 10/15/18	250,000	295,000

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	190,000	239,845
Narragansett Electric Co., 4.17%, 12/10/42 (d)	374,000	370,578
Oglethorpe Power Corp., 4.20%, 12/01/42	450,000	440,669
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22	275,000	299,731
Puget Energy Inc., 6.00%, 09/01/21	610,000	672,690
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	298,494
		4,331,432
Total Corporate Bonds and Notes (cost $78,272,151)		78,490,339

GOVERNMENT AND AGENCY OBLIGATIONS - 12.2%
GOVERNMENT SECURITIES - 2.2%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	315,853
U.S. Treasury Securities - 1.9%
U.S. Treasury Note
0.63%, 11/30/17	975,000	971,725
1.63%, 11/15/22	980,000	969,281
		1,941,006
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.0%
Federal Home Loan Mortgage Corp. - 2.1%
Federal Home Loan Mortgage Corp.
6.00%, 10/01/35	1,470,000	1,621,040
3.00%, 11/01/42	477,000	499,167
		2,120,207
Federal National Mortgage Association - 6.2%
Federal National Mortgage Association
3.00%, 02/15/26, TBA (f)	948,000	999,696
2.50%, 01/15/28, TBA (f)	575,000	601,234
5.00%, 01/01/38	1,890,000	2,047,339
3.50%, 02/15/41, TBA (f)	1,501,000	1,597,451
4.50%, 09/01/41	927,489	1,006,849
		6,252,569
Government National Mortgage Association - 1.7%
Government National Mortgage Association, 4.00%, 04/20/42	1,514,000	1,649,508
Total Government and Agency Obligations (cost $12,264,636)		12,279,143

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (e)	15,000	415,650
Total Preferred Stocks (cost $409,500)		415,650

INVESTMENT COMPANIES - 1.0%
SPDR Barclays High Yield Bond ETF	25,100	1,021,570
Total Investment Companies (cost $1,026,014)		1,021,570

SHORT TERM INVESTMENTS - 7.3%
Investment Company - 7.3%
JNL Money Market Fund, 0.06% (a) (g)	7,381,180	7,381,180
Total Short Term Investments (cost $7,381,180)		7,381,180

Total Investments - 103.3% (cost $103,630,374)		103,858,923
Other Assets and Liabilities, Net - (3.3%)		(3,359,144)
Total Net Assets - 100.0%		$100,499,779

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Investment in affiliate.
(b)	Variable rate security. Rate stated was in effect as of December 31, 2012.
(c)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Company’s Board of Managers. As of December 31, 2012, the value of these liquid securities was $27,671,175.

(d)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Company’s Board of Managers. See Restricted Securities in the Notes to Schedules of Investments.

(e)	Perpetual security.
(f)	All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2012, the total cost of investments purchased on a delayed delivery basis was $3,194,910.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Notes to Schedule of Investments

December 31, 2012

Currencies:

EUR – European Currency Unit (Euro)

GBP – British Pound

Abbreviations:

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA -To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities — Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted securities that have been deemed illiquid, held at December 31, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Magnum Hunter Resources Corp., 9.50%, 05/15/20	12/14/2012	$509,945	$518,750	0.5%
Narraganestt Electric Co., 4.17%, 12/10/42	12/06/2012	374,000	370,578	0.4
Styrolution Group GmbH, 7.63%, 05/15/16	12/05/2012	402,253	412,817	0.4
Taylor Morrison Communities Inc., 7.75%, 04/15/20	12/05/2012	398,184	397,500	0.4
		$1,684,382	$1,699,645	1.7%

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation
U.S. Treasury Bond Future, 20-Year	March 2013	(4)	$7,370
U.S. Treasury Note Future, 5-Year	March 2013	(12)	2,515
U.S. Treasury Note Future, 10-Year	March 2013	(62)	45,416
Ultra Long Term U.S. Treasury Bond Future, 30-Year	March 2013	1	1,561
			$56,862

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Statements of Assets and Liabilities

December 31, 2012

JNL/PPM America Strategic Income Fund
Assets
Investments - unaffiliated, at value (a)	$96,477,743
Investments - affiliated, at value (b)	7,381,180
Total investments, at value (c)	103,858,923
Foreign currency (d)	66,793
Receivable for investments sold	3,600,123
Receivable for dividends and interest	935,324
Receivable for variation margin	14,156
Receivable for deposits with brokers	112,084
Total assets	108,587,403
Liabilities
Cash overdraft	145
Payable for advisory fees	46,034
Payable for administrative fees	11,509
Payable for investment securities purchased	8,028,297
Payable for manager fees	110
Payable for other expenses	60
Payable for variation margin	1,469
Total liabilities	8,087,624
Net assets	$100,499,779
Net assets consist of:
Paid-in capital	$100,213,725
Net unrealized appreciation on investments and foreign currency	286,054
$100,499,779
Class A
Net assets	$100,499,779
Shares outstanding (no par value), unlimited shares authorized	10,000,000
Net asset value per share	$10.05

(a) Investments - unaffiliated, at cost	$96,249,194
(b) Investments - affiliated, at cost	7,381,180
(c) Total investments, at cost	$103,630,374
(d) Foreign currency, at cost	66,431

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Statements of Operations

For the Period December 3, 2012 (Commencement of Operations) to December 31, 2012

JNL/PPM America Strategic Income Fund
Investment income
Dividends (a)	$5,393
Interest	235,747
Total investment income	241,140

Expenses
Advisory fees	46,034
Administrative fees	11,509
Legal fees	36
Manager fees	110
Other expenses	480
Total expenses	58,169
Net investment income	182,971

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(2,553)
Foreign currency related items	1,034
Future contracts	32,273
Net change in unrealized appreciation on:
Investments	228,549
Foreign currency related items	643
Futures contracts	56,862
Net realized and unrealized gain	316,808
Net increase in net assets from operations	$499,779

(a) Income from affiliated investments	$1,395

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Statements of Changes in Net Assets

For the Period December 3, 2012 (Commencement of Operations) to December 31, 2012

	JNL/PPM America Strategic Income Fund
Operations
Net investment income	$182,971
Net realized gain	30,754
Net change in unrealized appreciation	286,054
Net increase in net assets from operations	499,779
Share transactions(1)
Proceeds from the sale of shares
Class A	100,000,000
Net increase in net assets from share transactions	100,000,000
Net increase net assets	100,499,779
Net assets beginning of period	—
Net assets end of period	$100,499,779
Undistributed net investment income	$—

(1) Share transactions
Shares sold
Class A	10,000,000
Net increase
Class A	10,000,000
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$113,969,138	(a)
Proceeds from sales of securities	17,680,813	(a)

(a)  Amounts include $22,346,370 and $10,401,221 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized & Unrealized Gains	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets	Net Investment Income to Average Net Assets
JNL/PPM America Strategic Income Fund
Class A
12/31/2012*	$10.00	$0.02	$0.03	$0.05	$—	$—	$10.05	0.50%	$100,500	7	%(d)	0.76%	2.38%

* Commenced operations on December 3, 2012.

(a)  Calculated using the average shares method.

(b)  Annualized for periods less than one year.

(c)  Not annualized for periods less than one year.

(d)  Portfolio turnover including dollar roll transaction was 18% in 2012.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2012

NOTE 1. ORGANIZATION

The JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) is a limited liability company organized under the laws of Delaware by an operating agreement dated July 6, 2012. The JNL Strategic Fund is organized as a series fund structure.  JNL/PPM America Strategic Income Fund (“Fund”) is the sole series of JNL Strategic Fund.  The Fund is registered with the U.S. Securities and Exchange Commission (“SEC”) as a diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to the Fund.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Adviser has selected PPM America, Inc. as Sub-Adviser with responsibility for the professional investment supervision and management of the Fund. PPM America, Inc. is an affiliate of JNAM.

As of December 31, 2012, the Fund offered one class of shares, Class A, which are not currently offered to retail investors.  As of December 31, 2012, The Prudential Assurance Company Limited, a wholly owned subsidiary of Prudential plc, owned 10,000,000 shares, which is 100% of the outstanding shares of beneficial interest in the Fund.  The Prudential Assurance Company Limited is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation — Under the Company’s valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the Adviser’s Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants.

Distributions to Shareholders — No distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in-capital on a semi-annual basis.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2012

Security Transactions, Investment Income and Expenses - Security transactions are recorded on the trade date for financial reporting purposes.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis. Expenses are recorded on an accrual basis.

Foreign Currency Translations - The accounting records of the Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications — In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  The Fund’s maximum exposure under these arrangements is unknown.  However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Under the Company’s organizational documents, its officers and managers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, certain of the Company’s contracts with service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Organization and Offering Costs — Expenses incurred in connection with organizing and offering of the Fund were paid by JNAM.  The Fund does not have an obligation to reimburse JNAM or its affiliates for such organizational and offering expenses.

Recent Accounting Pronouncements - In December 2011, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 will enhance disclosures by requiring improved information about financial instruments and derivative instruments that meet the criteria for offsetting amounts in the balance sheet or are subject to a master netting arrangement.  The information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial positions, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.  ASU 2011-11 is effective for the annual periods beginning on or after January 1, 2013 and the interim periods within those annual periods.  Management is currently evaluating the impact ASU 2011-11 will have on the Fund’s financial statements.

NOTE 3. FASB ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2012

inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments as of December 31, 2012 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Asset-Backed Securities	$—	$4,271,041	$—	$4,271,041
Corporate Bonds and Notes	—	78,490,339	—	78,490,339
Government and Agency Obligations	—	12,279,143	—	12,279,143
Preferred Stocks	415,650	—	—	415,650
Investment Companies	1,021,570	—	—	1,021,570
Short Term Investments	7,381,180	—	—	7,381,180
Fund Total	$8,818,400	$95,040,523	$—	$103,858,923

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$56,862	$—	$—	$56,862

(1) Investments in other financial instruments are derivative instruments and include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the period.  Since the Fund commenced operations on December 3, 2012, there were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at December 31, 2012.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises - The Fund may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2012

Unregistered Securities — The Fund may own certain investment securities, which are unregistered and thus restricted to resale.  These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund.  The Fund has no right to require registration of unregistered securities.

Delayed-Delivery Securities - The Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.  Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Mortgage-Backed Dollar and Treasury Roll Transactions - The Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, the Fund forgoes interest and principal paid on the mortgage-backed securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  The Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the period ended December 31, 2012, the Fund did not transact in treasury transactions characterized as secured borrowing transactions.

Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

NOTE 5.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts - The Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period the Fund entered into futures contracts to manage exposure to or hedge changes in interest rate, and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to the Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2012

At December 31, 2012, variation margin related to futures is reflected as receivable or payable for variation margin in the Statement of Assets and Liabilities.  During the period ended December 31, 2012, realized gains and change in unrealized appreciation/(depreciation) in futures contracts is reflected for such investments in the Statement of Operations.  The futures contracts outstanding as of December 31, 2012, as disclosed in the Notes to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.  At December 31, 2012, the Fund had $112,084 cash pledged as collateral for futures contracts.

NOTE 6.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.  Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Regulatory Matters - On February 8, 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its existing part 4 regulations.  Previously, investment companies and certain investment advisers to investment companies were excluded from the definition of a “commodity pool operator,” and did not have to register with the CFTC and National Futures Association (“NFA”).  Several of the CFTC rules relating to commodity pool operators, including Rule 4.5, were amended, thereby, removing the exclusion from CFTC regulation for regulated investment companies.  Effective January 1, 2013, JNAM was registered as a commodity pool operator, the Fund may be considered a “pool” for purposes of reporting to the CFTC and NFA.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The JNL Strategic Fund has an Investment Advisory Agreement and an Administration Agreement with JNAM.  Subject to the oversight of the Fund’s Board of Managers, JNAM is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Advisory Agreement, JNAM receives an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund.  For investment advisory services, the Fund is obligated to pay JNAM 0.60% for net assets up to $1 billion and 0.55% for net assets over $1 billion.

Pursuant to the Administration Agreement, JNAM receives an annual fee, accrued daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.  The fee is effective upon the Fund’s commencement of operations.  In return for the fee paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Fund.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer services, and all other services necessary for the operation of the Fund.  The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other extraordinary expenses.  The Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

Distribution Agreement — The JNL Strategic Fund has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (“Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s shares.  Under the Rule 12b-1 fee plan, the Fund can accrue a Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets of the Fund.  The Distributor does not charge the Fund a 12b-1 fee and no fee was accrued by the Fund as the Distributor did not engage in activities supported by the 12b-1 fee.

Other Service Providers — JPMorgan Chase Bank, N.A. acts as custodian for the Fund.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2012

Deferred Compensation Plan — The Fund adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Fund, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Fund and vary according to the total return of the Fund.  Liabilities related to deferred balances are included in payable for manager fees in the Statement of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statement of Operations.

NOTE 8.  INCOME TAX MATTERS

Under the 1940 Act, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America. Therefore, no provision for income tax is included in the accompanying financial statements.

Uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  The accounting for uncertainty in income taxes is recognized in a company’s financial statements and requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  Tax accounting provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties.  Management is required to evaluate the tax positions.  Management completed an evaluation of the Fund’s tax positions and based on that evaluation, determined that no significant uncertain tax position would be required to recognize in the financial statements.  Furthermore, management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 9.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers of

JNL Strategic Income Fund LLC:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments of JNL/PPM America Strategic Income Fund (the “Fund”), a series of JNL Strategic Income Fund LLC, as of December 31, 2012 and the related statements of operations, the statements of changes in net assets and the financial highlights for the period December 3, 2012 (commencement of operations) through December 31, 2012. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2012, the results of its operations, changes in its net assets and the financial highlights for the period December 3, 2012 (commencement of operations) through December 31, 2012, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

February 28, 2013

Chicago, Illinois

JNL Strategic Income Fund LLC

Additional Disclosures (Unaudited)

December 31, 2012

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare the Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 12/3/12	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/12	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Strategic Income Fund*	$1,000.00	$1,005.00	0.76%	$0.58	$1,000.00	$1,021.33	0.76%	$3.85

* The Fund has less than 6-month’s operating history, and as a result, the amount reported under Expenses Using Hypothetical 5% Return is not comparable to the amount reported in Expenses Using Actual Fund Return.

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Fund will file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for each quarter of the fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Form N-Q will be available for review and copy at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It will also be available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines.  The Board has adopted the proxy voting policy and procedures (“Policy”) of the Fund’s Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to the Sub-Adviser.  The Company has adopted the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  In addition, the Sub-Adviser will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Fund to vote proxies relating to the portfolio securities and information on how the Fund voted proxies relating to portfolio securities during the period ended June 30 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), (2) on Jackson National Life Insurance Company’s website at www.jackson.com, and (3) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (THE “FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL STRATEGIC FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER OR OFFICER

Interested Manager

Mark D. Nerud (46) (1) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present) President and Chief Executive Officer (08/2012 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Managing Board Member of Curian Capital, LLC (1/2011 to present) and Curian Clearing LLC (1/2011 to present); Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President — Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None

Disinterested Managers

Michael Bouchard (56) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/1999 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None

William J. Crowley, Jr. (67) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (74) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None

Michelle Engler (54) 1 Corporate Way Lansing, MI 48951	Chair of the Board (3) (08/2012 to present) Manager (2) (08/2012 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL STRATEGIC FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER OR OFFICER

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

James Henry, Ph.D. (74) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to July 2009)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None

Richard McLellan (70) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (2010 to present); Adjunct Associate Professor, Michigan State University (2008 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (61) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Member of the Board of Trustees of Lewis University (10/2012 to present), Chairman of the Board of Trustees of Lewis University (1982 — 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present)

Patricia A. Woodworth (57) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	112

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None

(1)         Mr. Nerud is an “interested person” of the Fund due to his position with Jackson National Asset Management, LLC, the Adviser.

(2)         The interested and disinterested Managers are elected to serve for an indefinite term.

(3)         The Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term.  Chairperson Engler’s term will lapse at the end of 2013.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL STRATEGIC FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER OR OFFICER

Officers

Danielle A. Bergandine (32) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of the Adviser (6/2009 to present); Anti-Money Laundering Officer of other Investment Company advised by Curian Capital, LLC (10/2011 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009)

Karen J. Buiter, CPA (47) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President — Financial Reporting of the Adviser (7/2011 to present); Assistant Vice President — Financial Reporting of the Adviser (4/2008 to 6/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

Kelly L. Crosser (40) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Steven J. Fredricks (42) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to 5/2012)

William Harding (38) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of the Adviser (10/2012 to present); Vice President of other Investment Companies advised by the Adviser (11/2012 to present); Head of Manager Research, Morningstar Associates (8/2011 to 10/2012); Director of Research, Morningstar Investment Services (1/2007 to 8/2011)

Daniel W. Koors, CPA (42) 1 Corporate Way Lansing, MI 48951	Vice President (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/2009 to present) and Chief Operating Officer of the Adviser (4/2011 to present); Chief Financial Officer of the Adviser (1/2007 to 4/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President of the Adviser (1/2007 to 12/2008); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011); Assistant Vice President — Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL STRATEGIC FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER OR OFFICER

Officers

Kristen K. Leeman (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (6/2012 to present); Senior Paralegal of Jackson National Life Insurance Company (03/2006 to present)

Gerard A. M. Oprins (53) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Financial Officer of the Adviser (4/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (3/2012 to present); Business Consultant (2009 to 3/2011); Partner, Ernst & Young LLP (1995 to 2009)

Michael Piszczek, CPA (55) 1 Corporate Way Lansing, MI 48951	Vice President (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President — Tax of the Adviser (7/2011 to present); Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President — Tax of the Adviser (11/2007 to 7/2011); Vice President of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Susan S. Rhee (41) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel (Chief Legal Officer) and Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (THE “FUND”)

The interested Manager and the Officers of the Fund (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the period ended December 31, 2012:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL STRATEGIC INCOME FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL STRATEGIC INCOME FUND AND FUND COMPLEX
Michael Bouchard	$12	$0	$0	$178,000	(4)
William J. Crowley, Jr.	$14	$0	$0	$198,000	(5)
Dominic D’Annunzio	$13	$0	$0	$183,000	(6)
Michelle Engler (3)	$15	$0	$0	$213,000
James Henry	$13	$0	$0	$183,000	(7)
Richard McLellan	$12	$0	$0	$175,500
William R. Rybak	$13	$0	$0	$193,000
Patricia Woodworth	$12	$0	$0	$178,000	(8)
Steven J. Fredricks (2)	$22	$0	$0	$318,500

(1)        The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, JNL Variable Fund LLC and JNL Series Trust (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers are $1,501,500.

(2)        Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(3)        Ms. Engler is an ex officio (non-voting) member of the Governance Committee.  Therefore, she does not receive any compensation as a member of the Governance Committee.

(4)        Amount includes $8,900 deferred by Mr. Bouchard.

(5)        Amount includes $148,500 deferred by Mr. Crowley.

(6)        Amount includes $91,500 deferred by Mr. D’Annunzio.

(7)        Amount includes $164,700 deferred by Mr. Henry.

(8)        Amount includes $178,000 deferred by Ms. Woodworth.

JNL STRATEGIC INCOME FUND LLC

(THE “FUND”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the Fund (“Board”) oversees the management of the Fund and its sole Fund and, as required by law, determined whether to approve the Fund’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and the Fund’s Sub-Adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At its meeting on August 29, 2012, the Board, including all of the Independent Managers, considered information relating to the approval of the JNL Strategic Income Fund LLC’s (“Fund”) investment advisory and management agreement with JNAM (“Agreement”), and information relating to the approval of the investment sub-advisory agreement between JNAM and PPM America, Inc. (“PPM”), to the Fund (“Sub-Advisory Agreement”) (together, “Agreements” refers to the Agreement and the Sub-Advisory Agreement). In advance of the meeting, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreement. The Board received, and had the opportunity to review, this and other material, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussions, the Board approved the Agreements through June 30, 2014.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including:  (1) the nature, quality and extent of the services to be provided, (2) the investment performance of the Fund, (3) costs of services of the fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as the Fund grows, and (6) other benefits that may accrue to JNAM or PPM through its relationship with the Fund. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreement is in the best interests of the interestholders of the Fund and that the Sub-Advisory Agreement is in the best interests of the interestholders of the Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and PPM.

The Board considered the services to be provided by JNAM, including but not limited to the oversight of PPM pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian. With respect to JNAM’s oversight of PPM, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of PPM. The Board also considered the investment sub-advisory services to be provided by PPM. The Board noted JNAM’s evaluation of PPM, as well as JNAM’s recommendations, based on its review of PPM, to approve the Sub-Advisory Agreement. The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Fund and PPM, and also reviewed the qualifications, backgrounds and responsibilities of PPM’s portfolio managers who would be responsible for the day-to-day management of the Fund. The Board reviewed information pertaining to JNAM’s and PPM’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and PPM. The Board considered compliance reports about JNAM and PPM from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) the Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) the Fund is likely to benefit from the nature, extent and quality of the services to be provided by PPM under the Sub-Advisory Agreement.

Investment Performance of the Fund

JNL Strategic Income Fund LLC:

JNL/PPM America Strategic Income Fund. The Board took into account that the Fund had not commenced operations and there was no performance data to review. The Board did review the performance of certain funds that PPM advises with similar investment strategies. The Board concluded that it would be in the best interest of the Fund and its interestholders to approve the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and PPM. For the Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by PPM to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Fund’s fees could be compared. Using information provided by an independent data service, the Board evaluated the Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered the Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that the Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct interestholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of the Fund is set forth below:

JNL Strategic Income Fund LLC:

JNL/PPM America Strategic Income Fund. The Board noted that the Fund’s total expense ratio is estimated to be lower than the peer group average. The Board also noted that the Fund’s advisory fees are expected to be lower than the peer group average. The Board took into consideration that there was no comparable peer group for the sub-advisory fees. The Board concluded that it would be in the best interest of the Fund and its interestholders to approve the Agreements.

Economies of Scale

The Board considered whether the Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund’s interestholders. Based on information provided by JNAM, the Board noted that the fee arrangement for the Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with interestholders.

Other Benefits to JNAM and PPM AMERICA

In evaluating the benefits that may accrue to JNAM through its relationship with the Fund, the Board noted that JNAM and certain of its affiliates would serve the Fund in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Fund in connection with providing services to the Fund. The Board noted that each service to be provided to the Fund by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that PPM may pay for portions of meetings organized by the Fund’s distributor to educate wholesalers about the Fund(s) that PPM manages.

The Board considered JNAM’s assertion that those meetings would not yield a profit to the Fund’s distributor, PPM would not be required to participate in the meetings and recommendations to hire or fire PPM would not be influenced by PPM’s willingness to participate in the meetings. In addition, certain affiliates of PPM participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to PPM through its relationship with the Fund, the Board noted that PPM may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Fund or other clients of PPM as a result of its relationship with the Fund.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There were no substantive amendments or any waivers to this code of ethics during the period covered by this report.  A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee.  William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

At the August 29, 2012, organizational meeting of the registrant, KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal year ended December 31, 2012.  The registrant was seeded during the year ended December 31, 2012, therefore only one (1) year of fees is noted below.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2012	$19,740	$0	$2,200	$0

The above Tax Fees for 2012 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2012	$109,084	$0	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2012 was $111,284.

(h) For the fiscal year ended December 31, 2012, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

(a)           Included as a part of the report to shareholders filed under Item 1.

b)            Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)              (1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)              The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 1, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	March 1, 2013

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.